Provision for Silicosis Settlement - Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Change in benefit take-up rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in labour number
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease progression rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in progression period	1 year	1 year
Decrease in progression period	1 year	1 year
Change in benefit take-up rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	R 66	R 65
Effect of a decrease in the assumption	(66)	(65)
Change in silicosis prevalence
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	66	65
Effect of a decrease in the assumption	(66)	(65)
Change in disease progression rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	33	31
Effect of a decrease in the assumption	R (33)	R (31)